Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE:
Total revenues	$ 3,007	$ 1,579
COST OF REVENUE	3,637	808
Gross profit (loss)	(630)	771
OPERATING EXPENSES:
Research and development	26,543	17,130
Sales and marketing	10,548	3,408
General and administrative	25,514	6,715
Total operating expenses	62,605	27,253
LOSS FROM OPERATIONS	(63,235)	(26,482)
OTHER INCOME (EXPENSE):
Change in fair value of embedded derivative liability and warrant liabilities	223	1,410
Gain on PPP loan forgiveness	2,297	0
Interest income and other	561	23
Interest expense and other	(4,857)	(1,502)
Total other income (expense), net	(1,776)	(69)
Provision for income tax expense	0	0
Net loss	(65,011)	(26,551)
Net unrealized loss on available-for-sale debt securities	(391)	0
Comprehensive loss	$ (65,402)	$ (26,551)
PER SHARE DATA
Net loss per common share (basic) (in dollars per share)	$ (0.60)	$ (0.26)
Net loss per common share (diluted) (in dollars per share)	$ (0.60)	$ (0.26)
Weighted average common shares outstanding (basic) (in shares)	109,055,894	102,803,202
Weighted average common shares outstanding (diluted) (in shares)	109,055,894	102,803,202
Prototype sales
REVENUE:
Total revenues	$ 1,004	$ 365
Development contracts
REVENUE:
Total revenues	$ 2,003	$ 1,214